Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (273,317)	$ (70,046)	$ (194,490)	$ (85,157)	$ (36,511)	$ (326,027)
Adjustments to reconcile net loss to net cash used in operating activities:
Use of restricted cash and cash equivalents for certain operating activities	71,977	42,230	161,065	80,764	0	241,829
Depreciation			2,917	119	7	3,043
Depreciation	361	86	213	119	7	339
Non-cash terminal use agreement maintenance expense	14,978	13,599	26,731	9,612	0	36,343
Non-cash derivative (gain)	95,178	(77,759)	(83,667)	(679)	0	(84,346)
Gain (Loss) on Sale of Derivatives	(17,864)	38
Loss on extinguishment of debt	114,335	80,510	131,576	0	0	131,576
Changes in operating assets and liabilities:
LNG Inventory	(14,142)	0
Accounts receivable—affiliates			(1,167)	0	0	(1,167)
Accounts payable	1,758	79	20	(704)	(368)	20
Accounts payable—affiliates			(10,927)	11,179	0	252
Accrued liabilities	229	4,635	(187)	(1,077)	(566)	(54)
Accrued liabilities—affiliates			12,592	366	698	13,910
Due to affiliates	1,484	10,255
Advances to affiliate	9,108	(2,660)	(5,017)	(4,414)	0	(9,431)
Prepaid expenses and other	(3,750)	130	(39,446)	(10,009)	(100)	(49,566)
Other—affiliates	(335)	(1,097)
Net cash used in operating activities	0	0	0	0	(36,840)	(43,618)
Cash flows from investing activities
Property, plant and equipment	(1,257,563)	(1,251,354)	(3,082,195)	(1,113,999)	(211)	(4,196,405)
Use of restricted cash and cash equivalents for the acquisition of property, plant and equipment	1,255,046	1,252,596	3,092,025	1,114,742	0	4,206,767
Advances under long-term contracts and other	2,517	(1,242)	(9,830)	(743)	0	(10,573)
Net cash used in investing activities	0	0	0	0	(211)	(211)
Cash flows from financing activities
Proceeds from Senior Notes	2,584,500	3,112,500	4,012,500	0	0	4,012,500
Proceeds from 2013 Liquefaction Credit Facilities			100,000	0	0	100,000
Proceeds from (repayments of) long-term debt	(177,000)	(100,000)	(100,000)	100,000	0	0
Contributions from Cheniere Partners	9,715	328,266	338,276	1,623,849	0	1,962,125
Use of (investment) in restricted cash and cash equivalents	(2,332,018)	(3,113,224)	(4,041,372)	(1,466,958)	0	(5,508,330)
Debt issuance and deferred financing costs	(85,197)	(227,542)	(309,404)	(212,412)	(650)	(522,466)
Advances to affiliate			0	(44,479)	37,701	0
Net cash used in financing activities	0	0	0	0	37,051	43,829
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0
Cash and cash equivalents—beginning of period	0	0	0	0	0	0
Cash and cash equivalents—end of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0